Condensed Consolidated Statements of Cash Flows (Parentheticals) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt discount unamortized		$ 581	$ 231
Note Payable [Member]
Payment of debt issuance costs	$ 2	2	$ 0
Duetsche Bank [Member]
Payment of debt issuance costs		607
Debt discount unamortized		675
Series E-2 convertible redeemable preferred stock [Member]
Class of warrants or rights excercised during the period			6,706,750
Redeemable Convertible Preferred Stock [Member] | Series D-3 Redeemable Convertible Preferred Stock [Member]
Payment of stock issuance costs			$ 50
Redeemable Convertible Preferred Stock [Member] | Series E Convertible Redeemable Preferred Stock [Member]
Payment of stock issuance costs	$ 26	$ 26	$ 319